UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED
MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number  811-10401

Trust for Professional Managers
(Exact name of registrant as specified in charter)

615 East Michigan Street
Milwaukee, WI 53202
(Address of principal executive offices) (Zip code)

Rachel A. Spearo
U.S. Bancorp Fund Services, LLC
615 East Michigan Street
Milwaukee, WI 53202
(Name and address of agent for service)

(414) 765-5384
Registrant's telephone number, including area code

Date of fiscal year end: May 31, 2009

Date of reporting period:  November 30, 2008

Item 1. Reports to Stockholders.

Semi-Annual Report

November 30, 2008

Investment Adviser

Grubb & Ellis Alesco Global Advisors, LLC
400 S. El Camino Real
Suite 1250
San Mateo, CA 94402

Phone: 1-877-40-GRUBB (877-404-7822)

Table of Contents

LETTER TO SHAREHOLDERS	3
EXPENSE EXAMPLE	5
INVESTMENT HIGHLIGHTS	7
SCHEDULE OF INVESTMENTS	10
STATEMENT OF ASSETS AND LIABILITIES	13
STATEMENT OF OPERATIONS	14
STATEMENT OF CHANGES IN NET ASSETS	15
FINANCIAL HIGHLIGHTS	16
NOTES TO FINANCIAL STATEMENTS	17
BASIS FOR TRUSTEES APPROVAL OF INVESTMENT ADVISORY AGREEMENT	21
ADDITIONAL INFORMATION	24

Dear Shareholders:

The 4th quarter of 2008 was a period of unprecedented volatility in the equity and debt markets and the Real Estate Investment Trust (REIT) market was not spared. The loss of investor confidence and dramatic slowdown in all forms of real estate lending and the evaporation of transaction volume led to a dramatic increase in lending spreads and a sharp decline in REIT common and preferred shares.

The 39.7% drop in the fourth quarter for the Morgan Stanley REIT index (“RMS”) was the worst quarter of REIT share price performance on record. Our fund performance of -38.2% for the fourth quarter period ending December 31, 2008, though better than the broad REIT market, provided our team little consolation. REIT performance was also outpaced by the S&P 500 and Dow Jones Industrial Average performances of -28.6% and -23.0%, respectively, for the quarter.

Beyond property level real estate fundamentals, which weakened across the office, industrial, apartment, retail, specialty, and lodging sectors, near-term investor focus shifted almost exclusively to corporate liquidity and debt maturities. Companies with the strongest balance sheets have been rewarded with premium relative valuations regardless of underlying real estate fundamentals. Our higher concentration in preferred equity relative to common stocks contributed to our outperformance relative to the RMS and also delivered volatility that was over 50% less than the RMS over the same period.

From a sector standpoint, the major contributors to our outperformance were our investments held in the healthcare and storage sectors, while the sectors that hurt our performance most were in the retail and lodging sectors.

Our outlook for 2009 is both cautious and opportunistic. Real estate fundamentals across sectors are likely to weaken further before they improve. We believe that the eventual combined effects of low interest rates and record levels of federal government driven economic stimulation should eventually lead to a recovery in our economy and improvement in U.S. real estate markets. Near term, we intend to remain defensive by concentrating our portfolio in high grade and mid grade preferred stocks, with occasional opportunistic investments in selected REIT common issues. We will maintain a balanced approach to our sector concentrations. We will focus our investments on what has historically been “recession resistant” sectors, such as healthcare, self storage, and apartments and we will opportunistically make investments in the preferred and common securities of companies that are likely to be the early benefactors of an economic recovery, namely lodging and retail.

With a number of our REIT preferred holdings trading at significant discounts to par value as of this writing and some yields exceeding 11%, we are content to maintain a high concentration (70-90%) of our investments in preferred shares until we see the potential opportunity for above average risk-adjusted returns among our universe of common stocks. Our research and analysis of each of our investments and potential investments remains highly rigorous in this highly volatile environment. We will continue to focus on identifying appropriate, high-yielding real estate securities that satisfy our primary investment objective of dividend safety and secondary investment objectives of capital preservation and appreciation.

Sincerely,

Jay P. Leupp
Portfolio Manager

Past performance is not a guarantee of future results.

Opinions expressed are those of Grubb & Ellis and are subject to change, are not guaranteed, and should not be considered investment advice.

The information contained in this report is authorized for use when preceded or accompanied by a prospectus.

Mutual fund investing involves risk, including the potential loss of principal. Investors should be aware of the risks involved with investing in a fund concentrating in REITs and real estate securities, such as declines in the value of real estate and increased susceptibility to adverse economic or regulatory developments. Investments in asset backed and mortgage backed securities include additional risks that investors should be aware of, such as credit risk, prepayment risk, possible illiquidity and default, as well as increased susceptibility to adverse economic developments. Investing in small and medium-sized companies involves greater risks than those associated with investing in large company stocks, such as business risk, significant stock price fluctuations and illiquidity. Investments in debt securities typically decrease in value when interest rates rise. This risk is usually greater for longer-term debt securities. Diversification does not assure a profit or protect against a loss in a declining market.

Fund holdings and sector allocations are subject to change and are not a recommendation to buy or sell any security.

The S&P 500 Index is a broad based unmanaged index of 500 stocks, which is widely recognized as representative of the equity market in general. The Dow Jones Industrial Average is an unmanaged index of common stocks comprised of major industrial companies and assumes reinvestment of dividends. Morgan Stanley REIT Index: A capitalization-weighted benchmark index of the most actively traded real estate investment trusts (REITs), designed to measure real estate equity performance.  You cannot invest directly in an index.

The Grubb & Ellis AGA Realty Income Fund is distributed by Quasar Distributors, LLC (1/09)

GRUBB & ELLIS AGA REALTY INCOME FUND
Expense Example
(Unaudited)

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, including redemption fees, and (2) ongoing costs, including advisory fees and other fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund, and to compare these costs with the ongoing costs of investing in other mutual funds. The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (7/30/08 - 11/30/08).

Actual Expenses

The first line of the following table provides information about actual account values and actual expenses. Although the Fund charges no sales load, you will be assessed fees for outgoing wire transfers, returned checks and stop payment orders at prevailing rates charged by U.S. Bancorp Fund Services, LLC, the Fund’s transfer agent. If you request that a redemption be made by wire transfer, currently a $15.00 fee is charged by the Fund’s transfer agent. You will be charged a redemption fee equal to 1.00% of the net amount of the redemption if you redeem your shares of the Fund within ninety days of purchase. IRA accounts will be charged a $15.00 annual maintenance fee. To the extent the Fund invests in shares of exchange-traded funds or other investment companies as part of its investment strategy, you will indirectly bear your proportionate share of any fees and expenses charged by the underlying funds in which the Fund invests in addition to the expenses of the Fund. Actual expenses of the underlying funds are expected to vary among the various underlying funds. These expenses are not included in the Example. The Example includes, but is not limited to, advisory fees, fund administration and accounting, custody and transfer agent fees. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The second line of the table provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of other funds. Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads), redemption fees or exchange fees. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

GRUBB & ELLIS AGA REALTY INCOME FUND
Expense Example (Continued)
(Unaudited)

	Grubb & Ellis AGA Realty Income Fund
	Beginning	Ending	Expenses Paid
	Account Value	Account Value	During Period
	7/30/08	11/30/08	7/30/08 – 11/30/08*
Actual	$1,000.00	$556.30	$3.88
Hypothetical (5% return
before expenses)	$1,000.00	$1,011.86	$5.02

*	Expenses are equal to the Fund’s annualized expense ratio of 1.48%, multiplied by the average account value over the period, multiplied by 124/365 to reflect the one-half year period.

GRUBB & ELLIS AGA REALTY INCOME FUND
Investment Highlights
(Unaudited)

The investment objective of the Fund is current income through investment in real estate securities. Long-term capital appreciation is a secondary investment objective of the Fund. The Fund’s allocation of portfolio holdings as of November 30, 2008 is shown below.

Components of Portfolio Holdings
% of Investments

Continued

GRUBB & ELLIS AGA REALTY INCOME FUND
Investment Highlights (Continued)
(Unaudited)

Total Returns as of November 30, 2008

	Grubb & Ellis AGA	S&P 500	MSCI US
	Realty Income Fund	Index	REIT Index
Three Months	(45.41)%	(29.65)%	(48.23)%

Since Inception (7/30/08)	(44.37)%	(29.55)%	(47.80)%

Performance data quoted represents past performance and does not guarantee future results. The investment return and principal value of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Current performance of the Fund may be lower or higher than the performance quoted. Performance data current to the most recent month end may be obtained by calling 1-877-40-GRUBB (877-404-7822). The Fund imposes a 1.00% redemption fee on shares held less than ninety days. Performance quoted does not reflect the redemption fee. If reflected, total returns would be reduced.

Investment performance reflects fee waivers in effect. In the absence of such waivers, total return would be reduced.

The returns shown assume reinvestment of dividends and capital gains and do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares. The following chart illustrates performance of a hypothetical investment made in the Fund and index on inception date. The chart does not reflect any future performance.

GRUBB & ELLIS AGA REALTY INCOME FUND
Investment Highlights (Continued)
(Unaudited)

The S&P 500 Index includes 500 common stocks, most of which are listed on the New York Stock Exchange. The Index is a market capitalization-weighted index representing approximately two-thirds of the total market value of all domestic common stocks.

The MSCI US REIT Index is a free float-adjusted market capitalization weighted index that is comprised of equity REITs that are not included in MSCI US Investable Market 2500 Index, with the exception of specialty equity REITs that do not generate a majority of their revenue and income from real estate rental and leasing operations.  The index represents approximately 85% of the US REIT universe.

One cannot invest directly in an index.

Growth of $10,000 Investment

*  Inception Date

GRUBB & ELLIS AGA REALTY INCOME FUND

Schedule of Investments

November 30, 2008 (Unaudited)

	Shares	Value
PREFERRED STOCKS 76.06%
Real Estate Investment Trusts 76.06%
Alexandria Real Estate Equities, Inc. Series C, 8.375%	400	$5,600
Apartment Investment & Management Co. Series Y, 7.875%	700	8,771
Apartment Investment & Management Co. Series U, 7.750%	700	9,100
Apartment Investment & Management Co. Series T, 8.000%	1,100	13,860
BRE Properties, Inc. Series C, 6.750%	700	10,416
BRE Properties, Inc. Series D, 6.750%	1,800	27,900
CapLease, Inc. Series A, 8.125%	800	7,400
Digital Realty Trust, Inc. Series B, 7.875%	1,500	19,500
Duke Realty Corp. Series M, 6.950%	1,000	13,100
Entertainment Properties Trust Series B, 7.750%	700	7,035
Entertainment Properties Trust Series C, 5.750%	500	5,010
Entertainment Properties Trust Series D, 7.375%	900	8,838
HCP, Inc. Series E, 7.250%	1,400	23,604
Hospitality Properties Trust Series B, 8.875%	400	5,600
Hospitality Properties Trust Series C, 7.000%	1,400	18,410
Kilroy Realty Corp. Series E, 7.800%	300	4,485
Kilroy Realty Corp. Series F, 7.500%	700	10,850
Kimco Realty Corp. Series G, 7.750%	700	10,640
LaSalle Hotel Properties Series G, 7.250%	800	6,620
Lexington Realty Trust Series D, 7.550%	900	7,200
Maguire Properties, Inc. Series A, 7.625%	3,500	5,530
PS Business Parks, Inc. Series O, 7.375%	1,000	15,500
PS Business Parks, Inc. Series H, 7.000%	1,200	17,832
PS Business Parks, Inc. Series I, 6.875%	1,300	18,265
Public Storage Series C, 6.600%	700	12,138
Public Storage Series M, 6.625%	700	12,600
Public Storage Series Z, 6.250%	600	9,696
Realty Income Corp. Series E, 6.750%	1,100	19,470
Regency Centers Corp. Series D, 7.250%	700	10,990
Strategic Hotels & Resorts, Inc. Series A, 8.500%	1,300	7,670
Strategic Hotels & Resorts, Inc. Series B, 8.250%	1,000	5,175
Strategic Hotels & Resorts, Inc. Series C, 8.250%	1,000	5,720
Sunstone Hotel Investors, Inc. Series A, 8.000%	2,100	21,000
Vornado Realty Trust Series I, 6.625%	700	8,785
Vornado Realty Trust Series H, 6.750%	300	4,164
TOTAL PREFERRED STOCKS (Cost $565,437)		398,474

COMMON STOCKS 3.57%
Hotels Restaurants & Leisure 3.57%
Starwood Hotels & Resorts Worldwide Inc.	1,110	18,715
TOTAL COMMON STOCKS (Cost $26,086)		18,715

The accompanying notes are an integral part of these financial statements.

GRUBB & ELLIS AGA REALTY INCOME FUND

Schedule of Investments (Continued)

November 30, 2008 (Unaudited)

	Shares	Value
REAL ESTATE INVESTMENT TRUSTS 16.67%
Cogdell Spencer, Inc.	410	$3,280
Digital Realty Trust, Inc.	190	5,198
Essex Property Trust, Inc.	150	12,970
Simon Property Group, Inc.	170	8,075
Sunstone Hotel Investors, Inc.	1,440	6,869
Taubman Centers, Inc.	460	10,966
The Macerich Co.	1,760	23,690
UDR, Inc.	820	12,407
U-Store-It Trust	700	3,850
TOTAL REAL ESTATE INVESTMENT TRUSTS (Cost $155,882)		87,305

	Principal
	Amount
SHORT TERM INVESTMENTS 3.47%
Fidelity Money Market Portfolio
4.920% (a)	$18,192	18,192
TOTAL SHORT TERM INVESTMENTS (Cost $18,192)		18,192

Total Investments (Cost $765,597) 99.77%		522,686
Other Assets in Excess of Liabilities 0.23%		1,200
TOTAL NET ASSETS 100.00%		$523,886

Percentages are stated as a percent of net assets.

(a)	Variable rate security; the rate shown represents the rate at November 30, 2008.

The accompanying notes are an integral part of these financial statements.

GRUBB & ELLIS AGA REALTY INCOME FUND

Statement of Assets and Liabilities

For the Period Ended November 30, 2008 (Unaudited)

Assets
Investments, at value (cost $765,597)	$522,686
Dividends and interest receivable	1,226
Receivable for investments sold	26,494
Receivable from Adviser	26,534
Other assets	14,678
Total Assets	591,618

Liabilities
Payable to affiliates	29,597
Payable for investments purchased	20,255
Payable for distribution fees	470
Accrued expenses and other liabilities	17,410
Total Liabilities	67,732
Net Assets	$523,886

Net Assets Consist Of:
Paid-in capital	$889,034
Undistributed net investment loss	(6,044)
Undistributed net realized loss from:
Investment transactions	(116,193)
Net unrealized depreciation on:
Investments	(242,911)
Net Assets	$523,886

Shares of beneficial interest outstanding (unlimited
number of shares authorized, $0.001 par value)	97,617

Net asset value, redemption price and offering price per share	$5.37

The accompanying notes are an integral part of these financial statements.

GRUBB & ELLIS AGA REALTY INCOME FUND

Statement of Operations

For the Period Ended November 30, 2008 (Unaudited)

Investment Income
Dividend income	$12,990
Interest income	329
Total Investment Income	13,319

Expenses
Administration fees	10,086
Transfer agent fees and expenses	9,353
Fund accounting fees	8,615
Audit and tax fees	8,278
Federal and state registration fees	7,312
Legal fees	3,221
Chief Compliance Officer fees and expenses	2,819
Reports to shareholders	2,445
Custody fees	2,058
Advisory fees	1,881
Trustees’ fees and related expenses	512
Distribution Fees	470
Shareholder Service Fees	433
Other expenses	374
Total Expenses	57,857
Less waivers and reimbursement by Adviser	(55,073)
Net Expenses	2,784

Net Investment Income	10,535

Realized and Unrealized Loss on Investments
Net realized loss from:
Investments	(116,193)
Change in net unrealized depreciation on:
Investments	(242,911)
Net Realized and Unrealized Loss on Investments	(359,104)
Net Decrease in Net Assets from Operations	$(348,569)

The accompanying notes are an integral part of these financial statements.

GRUBB & ELLIS AGA REALTY INCOME FUND

Statement of Changes in Net Assets

Period Ended
November 30, 2008
(Unaudited)
From Operations
Net investment income	$10,535
Net realized loss from:
Investments	(116,193)
Change in net unrealized depreciation on:
Investments	(242,911)
Net decrease in net assets from operations	(348,569)

From Distributions
Net investment income	(16,579)
Net decrease in net assets resulting from distributions paid	(16,579)

From Capital Share Transactions
Proceeds from shares sold	875,024
Net asset value of shares issued in
reinvestment of distributions to shareholders	14,046
Payments for shares redeemed	(36)
Net increase in net assets from capital share transactions	889,034
Total Increase in Net Assets	523,886

Net Assets
Beginning of period	—
End of period	$523,886

The accompanying notes are an integral part of these financial statements.

GRUBB & ELLIS AGA REALTY INCOME FUND

Financial Highlights

Per Share Data for a Share Outstanding Throughout Each Period

Period Ended
November 30, 2008(1)
(Unaudited)
Net Asset Value, Beginning of Period	$10.00

Income (loss) from investment operations:
Net investment income(2)	0.15
Net realized and unrealized gain (loss) on investments	(4.61)
Total from Investment Operations	(4.46)

Less distributions paid:
From net investment income	(0.17)
Total distributions paid	(0.17)
Net Asset Value, End of Period	$5.37

Total Return(3)	(44.37)%

Supplemental Data and Ratios:
Net assets at end of period (000’s)	$524
Ratio of expenses to average net assets:
Before waiver and expense reimbursement(4)	(27.80)%
After waiver and expense reimbursement(4)	1.48%
Ratio of net investment income (loss) to average net assets:
Before waiver and expense reimbursement(4)	(23.68)%
After waiver and expense reimbursement(4)	5.60%
Portfolio turnover rate	37.33%

(1)	Fund commenced operations on July 30, 2008.
(2)	Per share net investment income has been calculated based on average shares outstanding during the period.
(3)	Not annualized for periods less than a full year.
(4)	Annualized.

The accompanying notes are an integral part of these financial statements.

GRUBB & ELLIS AGA REALTY INCOME FUND
Notes to Financial Statements
November 30, 2008 (Unaudited)

(1)	Organization

Trust for Professional Managers (the “Trust”) was organized as a Delaware statutory trust under a Declaration of Trust dated May 29, 2001. The Trust is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company. The Grubb & Ellis AGA Realty Income Fund (the “Fund”) represents a distinct series with its own investment objectives and policies within the Trust. The investment objective of the Fund is current income through investment in real estate securities. The Trust may issue an unlimited number of shares of beneficial interest at $0.001 par value. The assets of the Fund are segregated, and a shareholder’s interest is limited to the Fund in which shares are held. The Fund commenced operations on July 30, 2008. Costs incurred by the Fund in connection with the organization, registration and the initial public offering of shares were paid by Grubb & Ellis Alesco Global Advisors, LLC (the “Adviser”).

(2)	Significant Accounting Policies

The following is a summary of significant accounting policies consistently followed by the Fund in the preparation of the financial statements. These policies are in conformity with generally accepted accounting principles in the United States of America (“GAAP”).

(a)	Investment Valuation

Each security owned by the Fund that is listed on a securities exchange is valued at its last sale price on that exchange on the date as of which assets are valued. Where the security is listed on more than one exchange, the Fund will use the price of the exchange that the Fund generally considers to be the principal exchange on which the stock is traded. Fund securities listed on the NASDAQ Stock Market, Inc. (“NASDAQ”) will be valued at the NASDAQ Official Closing Price, which may not necessarily represent the last sale price. If there has been no sale on such exchange or on NASDAQ on such day, the security is valued at the closing bid price on such day. When market quotations are not readily available, any security or other asset is valued at its fair value as determined in good faith in accordance with procedures adopted by the Trust’s Board of Trustees. These fair value procedures will also be used to price a security when corporate events, events in the securities market and/or world events cause the Advisor to believe that a security’s last sale price may not reflect its actual market value at the time of the U.S. market close. The intended effect of using fair value pricing procedures is to ensure that the Fund is accurately priced. The Board of Trustees will regularly evaluate whether their fair valuation pricing procedures continue to be appropriate in light of the specific circumstances of the Trust and the quality of prices obtained through their application by the Valuation Committee.

(b)	Federal Income Taxes

The Fund complies with the requirements of Subchapter M of the Internal Revenue Code necessary to qualify as a regulated investment company and makes the

GRUBB & ELLIS AGA REALTY INCOME FUND
Notes to Financial Statements (Continued)
November 30, 2008 (Unaudited)

requisite distributions of income and capital gains to its shareholders sufficient to relieve it from federal income taxes. Therefore, no federal income tax provision has been provided.

(c)	Distributions to Shareholders

The Fund will distribute any net investment income and any net realized long-or short-term capital gains at least annually. Distributions from net realized gains for book purposes may include short-term capital gains. All short-term capital gains are included in ordinary income for tax purposes. Distributions to shareholders are recorded on the ex-dividend date. The Fund may also pay a special distribution at the end of the calendar year to comply with federal tax requirements.

(d)	Use of Estimates

The preparation of financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates.

(e)	Share Valuation

The net asset value (“NAV”) per share of the Fund is calculated by dividing the sum of the value of the securities held by the Fund, plus cash or other assets, minus all liabilities (including estimated accrued expenses) by the total number of shares outstanding for the Fund, rounded to the nearest cent. The Fund’s shares will not be priced on the days on which the New York Stock Exchange is closed for trading. The offering and redemption price per share for the Fund is equal to the Fund’s net asset value per share. The Fund charges a 1.00% redemption fee on shares held less than ninety days. These fees are deducted from the redemption proceeds otherwise payable to the shareholder. The Fund will retain the fee charged as an increase in paid-in capital and such fees become part of the Fund’s daily NAV calculation. During the period ended November 30, 2008, the Fund did not retain any redemption fees.

(f)	Expenses

Expenses associated with a specific fund in the Trust are charged to that fund. Common expenses are allocated between the funds of the Trust based upon the ratio of the net assets of each fund to the combined net assets of the Trust, or other equitable means.

(g)	Other

Investment transactions are recorded on the trade date. The Fund determines the gain or loss from investment transactions based on the first-in, first-out method. Dividend income is recognized on the ex-dividend date and interest income is recognized on an accrual basis.

GRUBB & ELLIS AGA REALTY INCOME FUND
Notes to Financial Statements (Continued)
November 30, 2008 (Unaudited)

(h)	New Accounting Pronouncements

In July 2006, the Financial Accounting Standards Board (“FASB”) issued Interpretation No. 48, “Accounting for Uncertainty in Income Taxes” (“FIN 48”). FIN 48 addresses the accounting for uncertainty in income taxes and establishes for all entities, including pass-through entities, such as the Fund, a minimum threshold for financial statement recognition of the benefit of positions taken in filing tax returns (including whether an entity is taxable in a particular jurisdiction). The Fund recognizes tax benefits only if it is more likely than not that a tax position (including the Fund’s assertion that its income is exempt from tax) will be sustained upon examination. The Fund adopted FIN 48 in fiscal 2008. The Fund had no material uncertain tax positions and has not recorded a liability for unrecognized tax benefits as of November 30, 2008. Also, the Fund had recognized no interest and penalties related to uncertain tax benefits in fiscal 2008.

In September 2006, the Financial Accounting Standards Board (“FASB”) issued Statement of Financial Accounting Standards (“SFAS”) No. 157, “Fair Value Measurements”. SFAS No. 157 defines fair value, establishes a framework for measuring fair value in accordance with GAAP and expands disclosure about fair value measurements. SFAS No. 157 is effective for financial statements issued for fiscal years beginning after November 15, 2007. The Fund has adopted FAS 157 and performed an analysis of all existing investments to determine the significance and character of all inputs to their fair value determination. Based on this assessment, the adoption of FAS 157 did not have a material effect on the Funds’ net asset values.

FAS 157 – Summary of Fair Value Exposure at November 30, 2008

Various inputs are used in determining the value of the Fund’s investments. These inputs are summarized in the three broad levels listed below:

Level 1—	Quoted prices in active markets for identical securities.
Level 2—	Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)
Level 3—	Significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments.)

The inputs or methodology used for valuing securities are not an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used, as of November 30, 2008, in valuing the Fund’s investments carried at fair value:

		Level 1—	Level 2—	Level 3—
		Quoted prices in	Significant	Significant
		active markets for	other observable	unobservable
Description	Total	identical assets	inputs	inputs
Assets:
Securities	$522,686	$522,686	$—	$—
Total	$522,686	$522,686	$—	$—

GRUBB & ELLIS AGA REALTY INCOME FUND
Notes to Financial Statements (Continued)
November 30, 2008 (Unaudited)

In March 2008, Statement of Financial Accounting Standards No. 161, “Disclosures about Derivative Instruments and Hedging Activities” (“SFAS 161”) was issued and is effective for fiscal years beginning after November 15, 2008. SFAS 161 is intended to improve financial reporting for derivative instruments by requiring enhanced disclosure that enables investors to understand how and why an entity uses derivatives, how derivatives are accounted for, and how derivative instruments affect an entity’s results of operations and financial position. Management is currently evaluating the implications of SFAS 161. The impact on the Fund’s financial statement disclosures, if any, is currently being assessed.

(3)	Investment Adviser

The Trust has an Investment Advisory Agreement (the “Agreement”) with the Advisor to furnish investment advisory services to the Fund. Under the terms of the Agreement, the Trust, on behalf of the Fund, compensates the Adviser for its management services at the annual rate of 1.00%.

The Advisor has contractually agreed to waive its management fee and/or reimburse the Fund’s other expenses for an indefinite period at the discretion of the Adviser and the Board of Trustees to the extent necessary to ensure that the Fund’s operating expenses do not exceed 1.48% (the “Expense Limitation Cap”) of the Fund’s average daily net assets. For the period ended November 30, 2008, expenses of $55,073 incurred by the Fund were waived by the Adviser. Any such waiver or reimbursement is subject to later adjustment to allow the Adviser to recoup amounts waived or reimbursed to the extent actual fees and expenses for a fiscal period are less than the Expense Limitation Cap; provided, however, that the Adviser shall only be entitled to recoup such amounts for a period of three years from the date such amount was waived or reimbursed.

(4)	Related Party Transactions

A Trustee of the Trust is affiliated with U.S. Bancorp Fund Services, LLC and U.S. Bank, N.A., which provide accounting, administration, transfer agency and custodian services to the Fund. A Trustee of the Trust is an interested person of Quasar Distributors, LLC, the Fund’s principal underwriter.

(5)	Capital Share Transactions

Transactions in shares of the Fund were as follows:

Period Ended
November 30, 2008
Shares sold	94,745
Shares issued to holders in reinvestment of distribution	2,878
Shares redeemed	(6)
Net increase	97,617

GRUBB & ELLIS AGA REALTY INCOME FUND
Notes to Financial Statements (Continued)
November 30, 2008 (Unaudited)

(7)	Investment Transactions

The aggregate purchases and sales of securities, excluding short-term investments, for the Fund for the period ended November 30, 2008, were $1,052,774 and $184,235, respectively. There were no purchases or sales of U.S. government securities for the Fund.

GRUBB & ELLIS AGA REALTY INCOME FUND
Basis for Trustees’ Approval of Investment Advisory Agreement

The Board of Trustees (the “Trustees”) of Trust for Professional Managers (the “Trust”) met on July 21, 2008 to consider the initial approval of the Investment Advisory Agreement (the “Agreement”) between the Grubb & Ellis AGA Realty Income (the “Fund”), a series of the Trust, and Grubb & Ellis Alesco Global Advisers, the Fund’s investment adviser (the “Adviser”).  In advance of the meeting, the Trustees requested and received materials to assist them in considering the approval of the Agreement.  The materials provided contained information with respect to the factors enumerated below, including the Agreement, a memorandum prepared by the Trust’s outside legal counsel discussing in detail the Trustees’ fiduciary obligations and the factors they should assess in considering the approval of the Agreement, detailed comparative information relating to the advisory fees and other expenses of the Fund, due diligence materials relating to the Adviser (including a due diligence questionnaire completed on behalf of the Fund by the Adviser, Form ADV, financial statements, bibliographic information of key personnel, written compliance program and Code of Ethics) and other pertinent information.

Messrs. Jay P. Leupp and Joseph G. Welsh, the Adviser’s Managing Principal/Senior Portfolio Manager and Chief Financial Officer/Chief Compliance Officer, respectively, attended the meeting of the Trustees held on April 30, 2008, and provided information concerning the Fund’s investment strategy of investing in real estate-oriented preferred and common stocks.  They also provided information concerning the Adviser’s background, operations and staff, including the Adviser’s prior experience in managing a mutual fund with an investment objective and strategies similar to that of the Fund.  Messrs. Leupp and Welsh also discussed with the Trustees the Adviser’s distribution strategy with respect to the Fund.

In considering approval of the Agreement, the Trustees also reviewed the Trust’s post effective amendment to its Form N-1A registration statement, including the prospectus and statement of additional information included therein, relating to the initial registration of the Fund.  Based on its evaluation of information provided by the Adviser, in conjunction with the Fund’s other service providers, the Trustees, by a unanimous vote (including a separate vote of the Trustees who are not “interested persons,” as that term is defined in the Investment Company Act of 1940, as amended (the “Independent Trustees”)), approved the Agreement for an initial term ending two years following the Fund’s commencement of operations pursuant to an effective registration statement.

DISCUSSION OF FACTORS CONSIDERED

In considering the Agreement and reaching their conclusions, the Trustees reviewed and analyzed various factors that they determined were relevant, including the factors enumerated below.

1.  NATURE, EXTENT AND QUALITY OF SERVICES PROVIDED TO THE FUND.

The Trustees considered the nature, extent and quality of services to be provided by the Adviser to the Fund.  The Trustees considered the Adviser’s specific responsibilities in all aspects of day-to-day management of the Fund, as well as the qualifications, experience and responsibilities of Mr. Leupp and other key personnel at the Adviser, including Mr. Welsh, involved in the day-to-day activities of the Fund.  The Trustees reviewed the

GRUBB & ELLIS AGA REALTY INCOME FUND
Basis for Trustees’ Approval of Investment Advisory Agreement
(Continued)

structure of the Adviser’s compliance procedures and the information provided by the Adviser in response to the TPM Due Diligence Questionnaire as well as other information provided by the Adviser and forwarded to the Trustees.  The Trustees also noted any services that extended beyond portfolio management, and they considered the overall capability of the Adviser.  The Trustees also considered information presented by Messrs. Leupp and Welsh regarding the hallmarks of the Adviser’s investment approach and its investment process.  The Trustees, in consultation with their independent counsel, reviewed the Adviser’s Policies and Procedures and compliance program and were assured that it was fully compliant with Rule 206(4)-7(a) promulgated under the Investment Advisers Act of 1940, as amended.  The Trustees concluded that the Adviser had sufficient quality and depth of personnel, resources, investment methods and compliance policies and procedures essential to performing its duties under the Agreement and that the nature, overall quality and extent of the management services to be provided to the Fund were satisfactory and reliable.

2.  INVESTMENT PERFORMANCE OF THE ADVISER.

In assessing the portfolio management services to be provided by the Adviser, the Trustees noted Mr. Leupp’s presentation to them on April 30, 2008, during which Mr. Leupp provided information concerning the history of the Adviser and its acquisition by Grubb & Ellis and his investment management experience, including his history as an investment manager managing a mutual fund with an investment objective and strategies similar to that of the Fund.  The Trustees also reviewed the qualifications, background and experience of the staff of the Adviser, including Messrs. Leupp and Welsh, as presented at the April 30, 2008 meeting and set forth in the Adviser’s Form ADV and the Fund’s prospectus and statement of additional information.  After considering all of the information, the Trustees concluded that the Fund and its shareholders were likely to benefit from the Adviser’s management.

3.  COSTS OF SERVICES AND PROFITS REALIZED BY THE ADVISER.

The Trustees considered the cost of services and the structure of the Adviser’s fees.  The Trustees considered the cost structure of the Fund relative to its peer group based on the Lipper fee analysis provided to the Trustees as well as the proposed expense waivers and reimbursements of the Adviser.  The Trustees also examined the level of profits that could be expected to accrue to the Adviser from the fees payable under the Agreement and the proposed expense subsidization undertaken by the Adviser.

The Trustees noted that the Fund’s contractual management fee of 1.00% was higher than the industry average of .819% for similar funds, but was reasonable when the proposed expense waivers and reimbursements of the Adviser were applied to the Fund’s overall expenses.  The Fund’s projected total expense ratio of 1.48% fell within the second quartile of its peer group of real estate funds and well below the industry average of 1.715%.  The Trustees noted that the Fund’s total expenses would be capped at 1.48%.  The Trustees concluded that the Fund’s expenses and the fees paid to the Adviser were fair and reasonable in light of the comparative expense and advisory fee information and the investment management services to be provided by the Adviser.  The Trustees further

GRUBB & ELLIS AGA REALTY INCOME FUND
Basis for Trustees’ Approval of Investment Advisory Agreement
(Continued)

concluded that the Adviser’s profit from sponsoring the Fund would not be excessive and would enable the Adviser to maintain adequate profit levels to support its provision of advisory services to the Fund.

4.  EXTENT OF ECONOMIES OF SCALE AS THE FUND GROWS.

The Trustees reviewed the structure of the Adviser’s advisory fees and discussed potential economies of scale (and if such economies are realized, how they would be shared with the Fund’s shareholders).  The Trustees concluded that the potential economies of scale that the Fund might realize would be achievable under the structure of the Adviser’s advisory fees and the Fund’s expenses.  The Trustees reviewed all proposed expense waivers and reimbursements by the Adviser with respect to the Fund.  With respect to the Adviser’s fee structure and any applicable expense waivers, the Trustees concluded that the realized and potential economies of scale with respect to the Fund were acceptable.

5.  BENEFITS DERIVED FROM THE RELATIONSHIP WITH THE FUND.

The Trustees considered the direct and indirect benefits that could be received by the Adviser from its association with the Fund.  The Trustees examined the allocation of brokerage by the Adviser with respect to the Fund, noting that the Adviser does not currently obtain brokerage or research services through the allocation of brokerage.  The Trustees concluded that the benefits the Adviser may receive, such as greater name recognition or the ability to attract additional investments from investors, appear to be reasonable, and in many cases may benefit the Fund.

CONCLUSIONS

The Trustees considered all of the foregoing factors.  In considering the Agreement, the Trustees did not identify any one factor as all-important, but rather considered all of these factors collectively in light of the Fund’s surrounding circumstances.  Based on this review, the Trustees, including a majority of the Independent Trustees, approved the Agreement with the Fund as being in the best interests of the Fund and its shareholders.

GRUBB & ELLIS AGA REALTY INCOME FUND
Additional Information
(Unaudited)

Indemnifications

Under the Fund’s organizational documents, its Officers and Trustees are indemnified against certain liabilities arising out of the performance of their duties to the Fund. In addition, in the normal course of business, the Fund enters into contracts that provide general indemnifications to other parties. The Fund’s maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Fund that have not yet occurred. However, the Fund has not had prior claims or losses pursuant to these contracts and expects the risk of loss to be remote.

Information about Trustees

The business and affairs of the Trust are managed under the direction of the Trust’s Board of Trustees. Information pertaining to the Trustees of the Trust is set forth below. The Statement of Additional Information includes additional information about the Trustees and is available, without charge, upon request by calling 1-877-40-GRUBB (877-404-7822).

Independent Trustees

Number of
		Term of	Principal	Portfolios	Other
	Position(s)	Office and	Occupation(s)	in Trust	Directorships
Name,	Held with	Length of	During the Past	Overseen	Held by
Address and Age	the Trust	Time Served	Five Years	by Trustee	Trustee

Dr. Michael D. Akers	Trustee	Indefinite	Professor of	24	Independent
615 E. Michigan St.		Term; Since	Accounting,		Trustee, USA
Milwaukee, WI 53202		August 22,	Marquette		MUTUALS
Age: 53		2001	University		(an open-end
			(2004–present);		investment
			Associate Professor		company with
			of Accounting,		two portfolios).
Marquette University
(1996–2004).
Gary A. Drska	Trustee	Indefinite	Captain, Midwest	24	Independent
615 E. Michigan St.		Term; Since	Airlines, Inc.		Trustee, USA
Milwaukee, WI 53202		August 22,	(airline company)		MUTUALS
Age: 52		2001	(1985– present);		(an open-end
			Director, Flight		investment
			Standards &		company with
			Training		two portfolios).
(1990–1999).

GRUBB & ELLIS AGA REALTY INCOME FUND
Additional Information (Continued)
(Unaudited)

Number of
		Term of	Principal	Portfolios	Other
	Position(s)	Office and	Occupation(s)	in Trust	Directorships
Name,	Held with	Length of	During the Past	Overseen	Held by
Address and Age	the Trust	Time Served	Five Years	by Trustee	Trustee
Interested Trustees and Officers
Joseph C. Neuberger*	Chairperson,	Indefinite	Executive Vice	24	Director/
615 E. Michigan St.	President	Term; Since	President, U.S.		Trustee,
Milwaukee, WI 53202	and	August 22,	Bancorp Fund		Buffalo Funds
Age: 46	Trustee	2001	Services, LLC		(an open-end
			(1994–present).		investment
company with
nine portfolios);
Trustee, USA
MUTUALS (an
open-end
investment
company with
two portfolios).
John Buckel	Vice	Indefinite	Fund Administration	N/A	N/A
615 E. Michigan St.	President	Term; Since	and Compliance,
Milwaukee, WI 53202	and	January 11,	U.S. Bancorp Fund
Age: 51	Treasurer/	2008	Services, LLC
	Principal		(2004–present);
	Accounting		UMB Investment
	Officer		Services Group
(2000–2004).

Michael McVoy	Chief	Indefinite	Chief Compliance	N/A	N/A
615 E. Michigan St.	Compliance	Term; Since	Officer, U.S.
Milwaukee, WI 53202	Officer	August,	Bancorp Fund
Age: 51		2008	Services, LLC
(2002–present).
Rachel A. Spearo	Secretary	Indefinite	Counsel, U.S.	N/A	N/A
615 E. Michigan St.		Term; Since	Bancorp Fund
Milwaukee, WI 53202		November 15,	Services, LLC
Age: 29		2005	(2004–present).

*
Mr. Neuberger is an “interested person” of the Trust as defined by the 1940 Act. Mr. Neuberger is an interested person of the Trust by virtue of the fact that he is an affiliated person of Quasar Distributors, LLC, the Fund’s principal underwriter.

(This Page Intentionally Left Blank.)

A NOTE ON FORWARD LOOKING STATEMENTS

Except for historical information contained in the annual report for the Fund, the matters discussed in this report may constitute forward-looking statements made pursuant to the safe-harbor provisions of the Securities Litigation Reform Act of 1995. These include any adviser or portfolio manager predictions, assessments, analyses or outlooks for individual securities, industries, market sectors and/or markets. These statements involve risks and uncertainties. In addition to the general risks described for the Fund in the current Prospectus, other factors bearing on this report include the accuracy of the Adviser’s or portfolio managers’ forecasts and predictions, and the appropriateness of the investment programs designed by the Adviser or portfolio managers to implement their strategies efficiently and effectively. Any one or more of these factors, as well as other risks affecting the securities markets and investment instruments generally, could cause the actual results of the Fund to differ materially as compared to benchmarks associated with the Fund.

ADDITIONAL INFORMATION

The Grubb & Ellis AGA Realty Income Fund has adopted proxy voting policies and procedures that delegate to the Adviser the authority to vote proxies. A description of the Fund’s proxy voting policies and procedures is available without charge, upon request, by calling the Fund toll free at 1-877-40-GRUBB (877-404-7822). A description of these policies and procedures is also included in the Fund’s Statement of Additional Information, which is available on the SEC’s website at http://www.sec.gov.

The Fund’s initial proxy voting record for the period ended June 30, 2009, will be available without charge, upon request, by calling, toll free, 1-877-40-GRUBB (877-404-7822), or by accessing the SEC’s website at http://www.sec.gov.

The Fund files its complete schedule of portfolio holdings with the SEC four times each fiscal year at quarter-ends. The Fund files the schedule of portfolio holdings with the SEC on Form N-CSR (second and fourth quarters) and on Form N-Q (first and third quarters). Shareholders may view the Fund’s Forms N-CSR and N-Q on the SEC’s website at http://www.sec.gov. Forms N-CSR and N-Q may also be reviewed and copied at the SEC’s Public Reference Room in Washington, D.C. Information on the SEC’s Public Reference Room may be obtained by calling 1-202-551-8090 (direct) or 1-800-SEC-0330 (general SEC number).

GRUBB & ELLIS AGA REALTY INCOME FUND

Investment Adviser	Grubb & Ellis Alesco Global Advisors, LLC
400 S. El Camino Real
Suite 1250
San Mateo, California 94402

Legal Counsel	Godfrey & Kahn, S.C.
780 North Water Street
Milwaukee, Wisconsin 53202

Independent Registered Public	Deloitte & Touche LLP
Accounting Firm	555 East Wells Street
Milwaukee, Wisconsin 53202

Transfer Agent, Fund Accountant and	U.S. Bancorp Fund Services, LLC
Fund Administrator	615 East Michigan Street
Milwaukee, Wisconsin 53202

Custodian	U.S. Bank, National Association
Custody Operations
1555 N. River Center Drive
Suite 302
Milwaukee, Wisconsin 53212

Distributor	Quasar Distributors, LLC
615 East Michigan Street
Milwaukee, Wisconsin 53202

Item 2. Code of Ethics.

Not applicable for semi-annual reports.

Item 3. Audit Committee Financial Expert.

Not applicable for semi-annual reports.

Item 4. Principal Accountant Fees and Services.

Not applicable for semi-annual reports.

Item 5. Audit Committee of Listed Registrants.

Not applicable to registrants who are not listed issuers (as defined in Rule 10A-3 under the Securities Exchange Act of 1934).

Item 6. Investments.

Schedule of Investments is included as part of the report to shareholders filed under Item 1 of this Form.

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable to open-end investment companies.

Item 8. Portfolio Managers of Closed-End Management Investment Companies.

Not applicable to open-end investment companies.

Item 9. Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not applicable to open-end investment companies.

Item 10. Submission of Matters to a Vote of Security Holders.

There have been no material changes to the procedures by which shareholders may recommend nominees to the registrant’s board of trustees.

Item 11. Controls and Procedures.

(a)
The Registrant’s President/Chief Executive Officer and Treasurer/Chief Financial Officer have reviewed the Registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the “Act”)) as of a date within 90 days of the filing of this report, as required by Rule 30a-3(b) under the Act and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934.  Based on their review, such officers have concluded that the disclosure controls and procedures are effective in ensuring that information required to be disclosed in this report is appropriately recorded, processed, summarized and reported and made known to them by others within the Registrant and by the Registrant’s service provider.

(b)
There were no changes in the Registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the Act) that occurred during the second fiscal quarter of the period covered by this report that has materially affected, or is reasonably likely to materially affect, the Registrant's internal control over financial reporting.

Item 12. Exhibits.

(a)
(1) Any code of ethics or amendment thereto, that is subject of the disclosure required by Item 2, to the extent that the registrant intends to satisfy Item 2 requirements through filing an exhibit.  Not applicable.

(b)	(2) Certifications pursuant to Section 302 of the Sarbanes-Oxley Act of 2002. Filed herewith.

(3) Any written solicitation to purchase securities under Rule 23c-1 under the Act sent or given during the period covered by the report by or on behalf of the registrant to 10 or more persons.  Not applicable to open-end investment companies.

(c)	Certification pursuant to Section 906 of the Sarbanes-Oxley Act of 2002. Furnished herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)  Trust for Professional Managers

By (Signature and Title)  /s/ Joseph Neuberger
Joseph Neuberger, President

Date  2/4/09

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)  /s/ Joseph Neuberger
Joseph Neuberger, President

Date  2/4/09
By (Signature and Title)  /s/ John Buckel
John Buckel, Treasurer

Date  2/4/09